Net Fee and Commission Income (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission income (expense) [abstract]
Schedule of Details of Fee and Commission Income and Expense
Details of fee and commission income, fee and commission expense, and net fee and commission income for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Fee and commission income
Banking activity fees	￦	181,841	￦	187,563	￦	198,799
Lending activity fees		96,469		113,553		96,611
Credit card and debit card related fees		1,598,964		1,661,516		1,570,928
Agent activity fees		198,402		215,382		258,501
Trust and other fiduciary fees		375,007		288,097		339,684
Fund management related fees		133,027		140,107		198,378
Acceptances and guarantees fees		77,291		95,588		81,563
Foreign currency related fees		308,747		362,449		450,349
Securities agency fees		113,476		123,833		169,495
Other business account commission on consignment		33,873		34,453		30,096
Commissions received on securities business		656,424		663,054		774,028
Lease fees		1,096,933		1,120,384		1,078,431
Others		497,620		475,864		526,658

		5,368,074		5,481,843		5,773,521

Fee and commission expense
Trading activity related fees *		56,331		49,631		55,548
Lending activity fees		34,040		35,312		43,996
Credit card and debit card related fees		861,639		824,532		815,743
Outsourcing related fees		167,927		149,810		135,254
Foreign currency related fees		93,277		118,475		127,540
Others		481,336		454,456		497,153

		1,694,550		1,632,216		1,675,234

Net fee and commission income	￦	3,673,524	￦	3,849,627	￦	4,098,287

*	Fees from financial instruments at fair value through profit or loss